Stockholders' Equity (Deficit) (Details Narrative) $ / shares in Units, $ in Millions			3 Months Ended	9 Months Ended
	Aug. 02, 2024 USD ($) Integer $ / shares shares	Jul. 18, 2024 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 28, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Jan. 31, 2021 USD ($)
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized (in shares)					2,000,000		2,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001
Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized (in shares)					150,000
Series E Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized (in shares)					39,500		39,500
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001
Preferred stock issued (in shares)					25,000		25,000
Preferred stock, shares outstanding (in shares)					25,000		25,000
ATM Offering [Member] | Canaccord Genuity L L C [Member]
Class of Warrant or Right [Line Items]
Number of shares issued (in shares)			0	803,596
Equity distribution agreement, maximum aggregate amount authorized for offer or sale | $								$ 40.0
Purchase price (in dollars per share) | $ / shares			$ 7.54	$ 7.54
Proceeds from sale of stock | $				$ 6.1
2025 Notes [Member] | Convertible Debt [Member]
Class of Warrant or Right [Line Items]
Number of securities called by warrants or rights (in shares)	100,000	200,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.03	$ 13.37
Number of related holders | $	$ 1.5	$ 4.7				$ 3.0
Number of shares issued (in shares)	100,000	300,000
Number of related holders | Integer	2
Warrant or right, reason for issuance expiry term					4 years
Exercised price of warrants (in shares)					0
Additional Paid-in Capital [Member]
Class of Warrant or Right [Line Items]
Warrants | $					$ 3.2
Loan Warrants [Member]
Class of Warrant or Right [Line Items]
Number of securities called by warrants or rights (in shares)						550,000
Exercise price of warrants (in dollars per share) | $ / shares						$ 12.12
Exercised price, loan warrants (in dollars per share) | $ / shares					$ 0